Investments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Investments [Abstract]
Schedule of amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable debt securities, available-for-sale
	March 31, 2023
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$24,185	$-	$(303)	$23,882
U.S. treasuries	651	-	(1)	650
Asset-backed security and other	3,029	-	(33)	2,996
	$27,865	$-	$(337)	$27,528
	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$40,177	$-	$(612)	$39,565
U.S. treasuries	2,201	-	(21)	2,180
Asset-backed security and other	5,324	-	(76)	5,248
Non-U.S. government and supranational bonds	3,685	-	(30)	3,655
	$51,387	$-	$(739)	$50,648

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$40,177	$–	$(612)	$39,565
U.S. treasuries	2,201	–	(21)	2,180
Asset-backed security and other	5,324	–	(76)	5,248
Non-U.S. government and supranational bonds	3,685	–	(30)	3,655
	$51,387	$–	$(739)	$50,648
	December 31, 2021
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$71,406	$–	$(57)	$71,349
U.S. treasuries	3,415	–	(7)	3,408
Asset-backed security and other	2,555	–	(4)	2,551
Non-U.S. government and supranational bonds	16,405	1	(19)	16,387
Certificate of deposit	1,001	–	–	1,001
	94,782	1	(87)	94,696
Long-term investments:
Corporate debt security	42,703	–	(246)	42,457
U.S. treasuries	2,201	–	(5)	2,196
Asset-backed security and other	5,438	–	(28)	5,410
Non-U.S. government and supranational bonds	3,769	–	(16)	3,753
Certificate of deposit	1,000	–	–	1,000
	$55,111	$–	$(295)	$54,816

Schedule of investments in available-for-sale securities that have been in a continuous unrealized loss position
	March 31, 2023
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$405	$-	$23,477	$(303)	$23,882	$(303)
U.S. treasuries	-	-	650	(1)	650	(1)
Asset-backed security and other	-	-	2,996	(33)	2,996	(33)
	$405	$-	$27,123	$(337)	$27,528	$(337)
	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$1,790	$(2)	$37,775	$(610)	$39,565	$(612)
U.S. treasuries	-	-	2,180	(21)	2,180	(21)
Asset-backed security and other	-	-	5,248	(76)	5,248	(76)
Non-U.S. government and supranational bonds	-	-	3,655	(30)	3,655	(30)
	$1,790	$(2)	$48,858	$(737)	$50,648	$(739)

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$1,789	$(2)	$37,775	$(610)	$39,564	$(612)
US treasuries	–	–	2,181	(21)	2,181	(21)
Asset-backed security and other	–	–	5,248	(76)	5,248	(76)
Non-U.S. government and supranational bonds	–	–	3,655	(30)	3,655	(30)
	$1,789	$(2)	$48,859	$(737)	$50,648	$(739)
	December 31, 2021
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$113,806	$(303)	$–	$–	$113,806	$(303)
US treasuries	5,604	(12)	–	–	5,604	(12)
Asset-backed security and other	7,961	(32)	–	–	7,961	(32)
Non-U.S. government and supranational bonds	20,140	(34)	–	–	20,140	(34)
Certificates of deposit	2,001	–	–	–	2,001	–
	$149,512	$(381)	$–	$–	$149,512	$(381)

Schedule of gross realized gains and gross realized losses
	Three Months Ended March 31,
	2023	2022
Gross realized gains	$-	$-
Gross realized losses	$(91)	$(6)

	Years Ended December 31,
	2022	2021
Gross realized gains	$–	$–
Gross realized losses	$(147)	$(1)

Schedule of amortized cost and fair value of marketable debt securities, available-for-sale, by contractual maturity
	Amortized Cost	Fair Value
Due in one year or less	$27,865	$27,528
Weighted average contractual maturity		0.3 years

	Amortized Cost	Fair Value
Due in one year or less	$51,387	$50,648
Weighted average contractual maturity		0.3 years

	Amortized Cost	Fair Value
Due in one year or less	$51,387	$50,648
Weighted average contractual maturity		0.3 years
	Amortized Cost	Fair Value
Due in one year or less	$94,782	$94,696
Due after one year through five years	$55,111	$54,816
	$149,893	$149,512
Weighted average contractual maturity		0.8 years